Condensed Balance Sheets (Unaudited) - USD ($)	Mar. 31, 2017	Dec. 31, 2016
ASSETS
Cash	$ 253,856	$ 298,859
Accounts receivable, net	0	31,858
Prepaid expenses	787	1,324
Total Current Assets	254,643	332,041
Property and Equipment, net	48,730	51,618
Total Assets	303,373	383,659
LIABILITIES AND STOCKHOLDERS DEFICIT
Accounts payable and accrued expenses	617,652	513,562
Note payable - related party	50,000	50,000
Royalty agreement payable - related party	65,292	65,292
Accounts payable and accrued expenses - related party	2,253,219	2,115,618
Total Current Liabilities	2,986,163	2,744,472
Total Liabilities	2,986,163	2,744,472
Commitments and Contingencies
Stockholders Deficit
Preferred stock Series A, no par value; 2 and 2 shares issued and outstanding, respectively	5,217,800	5,217,800
Common stock Class A, no par value; unlimited shares authorized, 780,962,857 and 773,627,964 shares issued and outstanding, respectively	13,366,511	12,958,757
Common stock Class B, no par value; unlimited shares authorized, no shares issued and outstanding	0	0
Common Stock Issuable, 1,122,311 and 5,778,633 shares, respectively	22,000	279,754
Additional paid-in capital	2,591,489	2,568,855
Accumulated Deficit	(23,880,590)	(23,385,979)
Total Stockholders' Deficit	(2,682,790)	(2,360,813)
Total Liabilities and Stockholders' Deficit	$ 303,373	$ 383,659